OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

November 1, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer Main Street Fund; Proxy Materials for Oppenheimer Principal Protected Main Street Fund III

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Main Street Fund (the "Registrant"), a series of Oppenheimer Main Street Funds, Inc., an open-end investment company. The Registration Statement will register shares of the Registrant to be issued in the reorganization (“merger”) of that open-end investment company with Oppenheimer Principal Protected Main Street Fund III (“Principal Protected Main Street Fund III”), a series of Oppenheimer Principal Protected Trust III, also an open-end investment company. The Registrant and Principal Protected Main Street Fund III have the same investment adviser (OppenheimerFunds, Inc.).

As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on December 1, 2011. The mailing of the Combined Prospectus and Proxy Statement to Principal Protected Main Street Fund III shareholders is expected to commence on or around December 9, 2011.

In accordance with the general instructions to Form N-14, the Proxy Statement which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended. No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Form of Agreement and Plan of Reorganization filed herewith as Exhibit A to the Prospectus and Proxy Statement and the disclosure in the Prospectus and Proxy Statement concerning the reorganization of the Registrant and Principal Protected Main Street Fund III closely follow the corresponding disclosure in other registration statements recently filed on Form N-14 in connection with the reorganizations of several Oppenheimer funds with other Oppenheimer funds, such as the Registration Statement on Form N-14 of Oppenheimer Main Street Fund, Inc. (33-17850, December 23, 2010).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Emily P. Ast
Assistant Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5086
east@oppenheimerfunds.com

Thank you for your assistance.

Very truly yours,

/s/ Emily Ast

--------------------------------

Emily Ast

Assistant Vice President and Assistant Counsel

Tel.: 212.323.5086

Fax: 212.323.4070

east@oppenheimerfunds.com

cc:     K&L Gates LLP

   KPMG LLP

          Gloria LaFond

          Nancy S. Vann